SHARE CAPITAL	6 Months Ended
Jun. 30, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
SHARE CAPITAL
NOTE 21 - SHARE CAPITAL
Share capital amounted to €2,833,547.32 at June 30, 2021, divided into 141,677,366 ordinary shares, each with a nominal value of two cents and fully paid-up. All shares are of the same class and have the right to one vote.

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2021	139,962,672	3	420
New shares issued (A)	1,714,694	—	—
At June 30, 2021	141,677,366	3	420
(A)In the six month ended June 30, 2021, Constellium SE issued and delivered 1,714,694 ordinary shares to certain employees and directors related to share-based compensation plans.